Interest Income (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	$ 2,314,637	$ 2,243,123	$ 2,031,133
Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	1,815,170	1,775,256	1,773,066
Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	474,427	449,784	242,390
Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	25,040	18,083	15,677
Resale Agreements [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	718	903	939
Resale Agreements [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	718	903	939
Resale Agreements [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting
Resale Agreements [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting
Interbank Loan [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	1,263	897	969
Interbank Loan [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	1,263	897	969
Interbank Loan [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting
Interbank Loan [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting
Commercial Loans [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	957,224	936,264	847,927
Commercial Loans [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	780,284	771,405	752,013
Commercial Loans [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	160,462	153,851	85,389
Commercial Loans [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	16,478	11,008	10,525
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	633,938	597,655	469,758
Mortgage Loans [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	349,663	330,055	320,041
Mortgage Loans [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	283,820	266,691	149,303
Mortgage Loans [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	455	909	414
Consumer Loans [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	602,196	586,534	618,033
Consumer Loans [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	593,705	579,929	612,932
Consumer Loans [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	384	439	363
Consumer Loans [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	8,107	6,166	4,738
Investment Instruments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	97,319	100,213	79,797
Investment Instruments [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	71,150	75,423	74,000
Investment Instruments [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	26,169	24,790	5,797
Investment Instruments [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting
Other Interest Income [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	21,979	20,657	13,710
Other Interest Income [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	18,387	16,644	12,172
Other Interest Income [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	3,592	4,013	1,538
Other Interest Income [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting